Stock Option Plans and Stock Based Compensation Level 4 (Details) - Restricted Unit Activity - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4,033,302	3,770,036
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 1.98	$ 1.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(7,041)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(142,558)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 2.98
outstanding options 2011 legacy plan	412,865
Options forfeited	(410,910)
outstanding options 2011 legacy plan - weighted average exercise price	$ 1.56
Hexion LLC 2004 Deferred Compensation Plan [Member]
Schedule of Restricted Stock [Line Items]
Deferred common stock units granted	1,007,944
Undistributed Units	691,570